UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Jillian L. Bosmann

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SINCE 1988

HAWAII MUNICIPAL FUND

SURFX

SEMI-ANNUAL REPORT

March 31, 2022

HAWAII MUNICIPAL FUND

EXPENSE EXAMPLE

March 31, 2022 (Unaudited)

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

●	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Expenses Paid During Period* 10/01/21 - 03/31/22
Hawaii Municipal Fund Investor Class
Actual	$ 1,000.00	$ 952.90	$ 4.62
Hypothetical	$ 1,000.00	$ 1,020.20	$ 4.78

*

Expenses are equal to the annualized expense ratio (0.95%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 96.8%
	GENERAL OBLIGATION — 18.7%
	APPROPRIATION — 18.7%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$608,029
1,000,000	4.000%, 7/1/2033	1,119,289
1,000,000	3.000%, 7/1/2035	1,005,897
1,200,000	4.000%, 9/1/2037	1,292,650
1,400,000	5.000%, 10/1/2037	1,527,350
1,355,000	4.000%, 8/1/2039	1,481,180
1,000,000	3.000%, 7/1/2040	983,817
1,100,000	5.000%, 9/1/2042	1,261,042
500,000	4.000%, 9/1/2043	540,682
1,000,000	5.000%, 8/1/2044	1,157,746
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,137,603
800,000	4.000%, 9/1/2031	856,300
460,000	5.000%, 9/1/2032	506,893
500,000	5.000%, 9/1/2033	560,623
1,500,000	4.000%, 9/1/2038	1,654,848
1,500,000	4.000%, 9/1/2040	1,649,715
	County of Maui
1,000,000	5.000%, 9/1/2023	1,046,162
3,000,000	2.125%, 6/1/2024	3,010,611
1,000,000	4.000%, 9/1/2028	1,061,073
675,000	4.000%, 3/1/2037	746,779
1,200,000	5.000%, 3/1/2040	1,415,281
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,128,774
1,500,000	3.375%, 1/1/2036	1,563,003
1,000,000	4.000%, 5/1/2036	1,074,555
		29,389,902
	TOTAL GENERAL OBLIGATION	29,389,902

	REVENUE BONDS — 78.1%
	APPROPRIATION — 9.1%
	Kauai County Community Facilities District
1,090,000	5.625%, 5/15/2033	1,092,937
2,250,000	5.750%, 5/15/2042	2,255,535
1,000,000	5.000%, 5/15/2049	1,067,809

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
	State of Hawaii Airports System Revenue
$1,000,000	5.000%, 8/1/2023[1]	$1,036,649
1,420,000	5.250%, 8/1/2024[1]	1,480,454
2,570,000	5.250%, 8/1/2026[1]	2,675,280
1,000,000	5.000%, 8/1/2027[1]	1,036,649
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	774,803
600,000	5.000%, 4/1/2030	669,007
500,000	5.000%, 11/1/2030	568,866
800,000	5.000%, 4/1/2031	889,232
350,000	5.000%, 11/1/2031	397,423
300,000	5.000%, 4/1/2032	332,869
		14,277,513
	EDUCATION — 5.9%
	State of Hawaii Department of Budget & Finance
270,000	4.000%, 1/1/2032	283,814
435,000	3.000%, 1/1/2034	410,885
600,000	3.000%, 1/1/2035	563,501
585,000	3.000%, 1/1/2036	546,427
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,236,664
1,200,000	5.000%, 10/1/2030	1,340,909
1,600,000	5.000%, 10/1/2031	1,786,427
500,000	5.000%, 10/1/2034	545,131
655,000	5.000%, 10/1/2034	751,026
750,000	3.000%, 10/1/2036	759,916
		9,224,700
	HEALTHCARE — 13.4%
	State of Hawaii Department of Budget & Finance
2,900,000	5.000%, 11/15/2027	2,948,233
175,000	5.125%, 7/1/2031	181,417
3,200,000	5.125%, 11/15/2032	3,249,811
6,185,000	5.000%, 7/1/2035	6,664,078
4,055,000	5.250%, 11/15/2037	4,117,617
590,000	5.500%, 7/1/2038	613,665
435,000	4.000%, 7/1/2040	451,372

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	HEALTHCARE (Continued)
$2,600,000	5.500%, 7/1/2043	$2,702,656
		20,928,849
	HOUSING — 8.4%
	Hawaii Housing Finance & Development Corp.
20,000	3.125%, 9/1/2022	20,027
150,000	3.300%, 1/1/2026	150,330
2,430,000	4.750%, 10/1/2027	2,462,234
3,000,000	4.950%, 4/1/2029	3,061,599
4,035,000	3.750%, 1/1/2031	4,045,427
3,435,000	4.000%, 9/1/2033	3,438,445
		13,178,062
	SPECIAL TAX — 7.6%
	State of Hawaii Department of Budget & Finance
1,890,000	4.000%, 3/1/2037[1]	1,956,250
10,000,000	3.200%, 7/1/2039	9,913,990
		11,870,240
	TRANSPORTATION — 18.5%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,111,440
1,000,000	5.000%, 7/1/2037[1]	1,158,770
750,000	5.000%, 7/1/2041[1]	798,926
735,000	5.000%, 7/1/2043[1]	808,252
7,335,000	5.000%, 7/1/2045[1]	7,813,499
2,600,000	5.000%, 7/1/2048[1]	2,842,081
	State of Hawaii Harbor System Revenue
1,095,000	4.000%, 7/1/2033[1]	1,187,457
1,000,000	4.000%, 7/1/2037	1,099,202
1,150,000	4.000%, 7/1/2039	1,251,306
3,475,000	4.000%, 7/1/2040	3,775,417
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,329,904
1,360,000	4.000%, 1/1/2035	1,446,369
425,000	5.000%, 1/1/2036	492,451
2,200,000	5.000%, 1/1/2040	2,588,430

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	TRANSPORTATION (Continued)
$1,105,000	5.000%, 1/1/2041	$1,298,291
		29,001,795
	WATER & SEWER — 15.2%
	City & County of Honolulu Wastewater System Revenue
1,520,000	5.000%, 7/1/2036	1,683,277
960,000	4.000%, 7/1/2037	1,045,407
2,000,000	4.000%, 7/1/2038	2,151,304
1,750,000	4.000%, 7/1/2039	1,900,430
3,250,000	4.000%, 7/1/2044	3,499,779
2,990,000	4.000%, 7/1/2049	3,200,439
2,175,000	5.000%, 7/1/2049	2,507,473
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,164,572
1,470,000	5.000%, 7/1/2029	1,741,799
1,545,000	5.000%, 7/1/2030	1,857,159
800,000	3.000%, 7/1/2037	794,971
2,035,000	4.000%, 7/1/2046	2,219,984
		23,766,594
	TOTAL REVENUE BONDS	122,247,753
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $154,619,000)	151,637,655

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Concluded)

March 31, 2022 (Unaudited)

Par Value		Value
	PRE-REFUNDED HAWAII MUNICIPAL BONDS[2] — 1.7%
	GENERAL OBLIGATION — 0.3%
	APPROPRIATION — 0.3%
$400,000	County of Kauai
	3.125%, 8/1/2023[1]	$402,523

	REVENUE BONDS — 1.4%
	WATER & SEWER — 1.4%
2,000,000	City & County of Honolulu Wastewater System Revenue
	5.000%, 7/1/2032	2,191,558
	TOTAL PRE-REFUNDED HAWAII MUNICIPAL BONDS
	(Cost $2,587,908)	2,594,081

	TOTAL INVESTMENTS — 98.5%
	(Cost $157,206,908)	154,231,736

	Other Assets in Excess of Liabilities — 1.5%	2,355,276
	TOTAL NET ASSETS — 100.0%	$156,587,012

[1]	Securities that are subject to alternative minimum tax represent 15.52% of the Fund’s net assets.
[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SUMMARY OF INVESTMENTS

March 31, 2022 (Unaudited)

Municipal Issuance/Industry Type	Percent of Total Net Assets
Hawaii Municipal Bonds
General Obligation
Appropriation	18.7%
Revenue Bonds
Appropriation	9.1%
Education	5.9%
Healthcare	13.4%
Housing	8.4%
Special Tax	7.6%
Transportation	18.5%
Water & Sewer	15.2%
Total Hawaii Municipal Bonds	96.8%

Pre-Refunded Hawaii Municipal Bonds
General Obligation
Appropriation	0.3%
Revenue Bonds
Water & Sewer	1.4%
Total Pre-Refunded Hawaii Municipal Bonds	1.7%

Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $157,206,908) (Note 1 (A))	$154,231,736
Cash	668,986
Receivables:
Fund shares sold	85,000
Dividends and interest	1,793,401
Prepaid expenses	18,146
Total assets	156,797,269

Liabilities:
Payables:
Management fees	67,476
Distributions to shareholders	54,994
Audit and tax fees	16,205
Distribution fees	16,194
Accounting fees	9,839
Transfer Agent fees	8,097
Shareholder Servicing fees	6,748
Administration fees	6,748
Chief Compliance Officer fees	5,945
Fund shares redeemed	4,119
Custody fees	2,526
Accrued other expenses	11,366
Total liabilities	210,257
Net Assets	$156,587,012

Components of Net Assets:
Paid-in capital (par value of $0.01 per share, 40,000,000 shares authorized)	$159,533,420
Total accumulated deficit	(2,946,408)
Net Assets	$156,587,012

Shares of beneficial interest issued and outstanding	14,806,789
Net asset value, offering, and redemption price per share	$10.58

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

Investment Income:
Interest	$2,161,332
Total investment income	2,161,332

Expenses:
Management fees (Note 2)	405,918
Distribution fees (Notes 2 and 3)	109,849
Transfer Agent fees (Note 2)	48,710
Shareholder Servicing fees (Note 2)	40,592
Chief Compliance Officer fees (Note 2)	34,904
Accounting fees	28,712
Administration fees (Note 2)	28,163
Audit and tax fees	16,205
Transfer Agent out of pocket expenses	15,561
Legal fees	14,115
Insurance fees	8,203
Custody fees	6,828
Registration fees	5,906
Shareholder reporting fees	3,280
Director’s fees	2,843
Miscellaneous expenses	253
Total expenses	770,042
Expense reductions (Note 5)	(182)
Net expenses	769,860
Net investment income	1,391,472

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on security transactions	6,552
Net change in unrealized appreciation (depreciation) on investments	(9,212,966)
Net realized and unrealized loss	(9,206,414)

Net Decrease in Net Assets from Operations	$(7,814,942)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,391,472	$2,860,608
Net realized gain on investments	6,552	1,038,632
Net change in unrealized appreciation (depreciation) on investments	(9,212,966)	(497,987)
Net increase (decrease) in net assets resulting from operations	(7,814,942)	3,401,253

Distributions to shareholders:
Total distributions to shareholders	(2,443,137)	(4,025,776)

Capital Transactions:
Net proceeds from shares sold	6,348,255	12,506,203
Reinvestment of distributions	1,850,973	3,001,537
Cost of shares redeemed	(7,217,448)	(11,392,667)
Net increase in net assets from capital transactions	981,780	4,115,073
Total increase (decrease) in net assets	(9,276,299)	3,490,550

Net Assets:
Beginning of period	165,863,311	162,372,761
End of period	$156,587,012	$165,863,311

Capital Share Transactions:
Shares sold	573,192	1,102,651
Shares reinvested	166,565	264,854
Shares redeemed	(649,887)	(1,003,854)
Net increase in capital share transactions	89,870	363,651

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.27	$11.31	$11.23	$10.83	$11.13	$11.36
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.20	0.22	0.26	0.25	0.26
Net realized and unrealized gain (loss)	(0.62)	0.04	0.08	0.39	(0.30)	(0.23)
Total from investment operations	(0.53)	0.24	0.30	0.65	(0.05)	0.03

Less Distributions:
From net investment income	(0.09)	(0.20)	(0.22)	(0.25)	(0.25)	(0.26)
From net realized gain	(0.07)	(0.08)	—	—	—	—
Total distributions	(0.16)	(0.28)	(0.22)	(0.25)	(0.25)	(0.26)

Net asset value, end of period	$10.58	$11.27	$11.31	$11.23	$10.83	$11.13
Total return	(4.71)%[2]	2.12%	2.67%	6.07%	(0.44)%	0.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$156,587	$165,863	$162,373	$164,555	$161,725	$165,635
Ratio of expenses to average net assets:
Before fees waived/recovered (expenses)	0.95%[3]	0.95%	0.96%	0.98%	1.05%	1.08%
After fees waived/recovered (expenses)	0.95%[3,4]	0.95%[4]	0.96%[4]	0.98%[4]	1.05%	1.08%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered (income)	1.71%[3]	1.74%	1.97%	2.33%	2.30%	2.47%
After fees waived/recovered (income)	1.71%[3,4]	1.74%[4]	1.97%[4]	2.33%[4]	2.30%	2.47%
Portfolio turnover rate	3%[2]	15%	18%	24%	10%	18%

[1]	Based on average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]

Under an agreement with the Fund’s custodian bank, $182, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the six month period ended March 31, 2022, and the fiscal years ended September 30, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing     service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2022 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2022. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$154,231,736	$—	$154,231,736

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2022 (Unaudited)

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2021, open Federal tax years include the tax years ended September 30, 2018 – September 30, 2021. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund did not have any post-October capital losses to defer.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.10% of the Fund’s average daily net assets, respectively. The fees are listed on the statement of operations. For the six month period ended March 31, 2022, the Fund was allocated, and paid LFG, $34,904 of the Fund’s Chief Compliance Officer fee. Effective November 1, 2021, LFG delegated certain of its administrative duties and responsibilities to UMB Fund Services, Inc. as sub-administrator.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $109,524 for costs incurred in connection with the sale of the Fund’s shares for the six month period ended March 31, 2022. (See Note 3).

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2022 (Unaudited)

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to UMB Fund Services, Inc. as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund. The fees are listed on the statement of operations.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $6,694,507 and $5,325,948, respectively, for the Fund during the period October 1, 2021 through March 31, 2022.

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, $182, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the six month period ended March 31, 2022, and the fiscal years ended September 30, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income.

(6) FEDERAL INCOME TAXES

At March 31, 2022, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$157,215,914

Gross unrealized appreciation	1,152,239
Gross unrealized depreciation	(4,136,417)
Net unrealized depreciation	$(2,984,178)

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2022 (Unaudited)

The tax character of distributions paid for the Hawaii Municipal Fund during the years ended September 30, 2021 and 2020 were as follows:

	Exempt- Interest Dividends	Ordinary Income	Long Term Capital Gains	Total Distributions
2021	$2,858,697	$63,570	$1,103,509	$4,025,776
2020	$3,150,138	$—	$—	$3,150,138

The tax character of distributable earnings for the Hawaii Municipal Fund at September 30, 2021 were as follows:

Undistributed Ordinary Exempt-Interest Income	Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/(Loss)*	Total Distributable Earnings
$31,460	$5,079	$1,046,344	$—	$—	$6,228,788	$7,311,671

*	The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities and wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

(7) NEW ACCOUNTING PRONOUNCEMENTS OR REGULATIONS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Hawaii Municipal Fund complied with ASU No. 2017-08 on July 22, 2019 by changing its accounting policy to amortizing premium to the earliest call date. There was minimal effect on the amortization of the Fund. In October 2020, ASU 2017-08 was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact of applying ASU 2020-08.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2022 (Unaudited)

(8)	SUBSEQUENT EVENTS DISCLOSURE

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

HAWAII MUNICIPAL FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

Household Delivery of Shareholder Documents:

Only one Prospectus, Rule 30-e3 Notice, Annual and Semi-Annual Report (if requested) will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement:

Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. In response to the Coronavirus outbreak, Lee Financial has had minimal staff on-site to facilitate the daily fund operations and maintain normal business operations. Additional Lee Financial staff have worked remotely to assist with Fund operations and shareholder requests. The Fund’s office has maintained limited visitor access. The Fund’s other service providers have been able to maintain normal business operations.

Contacting us - If after a significant business disruption, you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures:

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2020 and ending June 30, 2021.

Schedules of Investments:

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the third month of the first and third quarters for each fiscal year as an attachment to Form N-PORT. Shareholders can view the filed Form N-PORT by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

FUND ACCOUNTANT

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212-3948

CUSTODIAN

UMB Bank, N.A.
982 Grand Blvd, 5th Floor
Kansas City, Missouri 64106

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite #2000
Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th Street, Suite #2900
Philadelphia, Pennsylvania 19102-2529

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Not applicable to semi-annual reports.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(a) (3) Not applicable to open-end management investment companies.

(a) (4) No change in the registrant’s independent public accountant.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee, CEO

(Principal Executive Officer)

June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee

(Principal Executive Officer)

June 6, 2022

/s/ Lee Ann Y. Matsuda

By: Lee Ann Y. Matsuda

(Principal Financial Officer)

June 6, 2022